    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-60139
                                        Investment Company Act File No. 811-7694

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    Form N-2

           Registration Statement under the Securities Act of 1933      |_|
                         Pre-Effective Amendment No.                    |_|
                        Post Effective Amendment No.                    |_|
                                     and/or
       Registration Statement under the Investment Company Act of 1940  |X|
                               Amendment No. 8                          |X|

                        (check appropriate box or boxes)
                                   ----------

                 Morgan Stanley Emerging Markets Debt Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020

                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                 Morgan Stanley Emerging Markets Debt Fund, Inc.
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

================================================================================

                                EXPLANATORY NOTE

This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of Morgan Stanley Emerging Markets Debt Fund, Inc.

                            PART C--OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

     (1) Financial Statements (Not applicable)

     (2) Exhibits

           (a)        --     Articles of Incorporation*
           (b)        --     Amended and Restated By-Laws****
           (c)        --     Not applicable
           (d)   (1)  --     Specimen certificate for Common Stock, par value $.01 per share**
                 (2)  --     Form of Subscription Certificate (included on
                             pages A-1 to A-2 of the Prospectus forming part of
                             the Registration Statement filed on July 19, 1995 by
                             the Registrant, file no. 33-60139)

                 (3)  --     Form of Notice of Guaranteed Delivery (included on
                             pages B-1 to B-2 of the Prospectus forming part of
                             the Registration Statement filed on July 19, 1995 by
                             the Registrant, file no. 33-60139)

                 (4)  --     Form of Nominee Holder Over-Subscription Exercise
                             Form (included on page C-1 of the Prospectus forming
                             part of the Registration Statement filed on July 19,
                             1995 by the Registrant, file no. 33-60139)

                 (5)  --     Form of Subscription Agent Agreement+
                 (6)  --     Form of Information Agent Agreement+
           (e)        --     Dividend Reinvestment and Cash Purchase Plan***
           (f)        --     Not applicable
           (g)   (1)  --     Investment Advisory and Management Agreement***
           (h)   (1)  --     Form of Dealer Manager Agreement+
                 (2)  --     Form of Soliciting Dealer Agreement+
                 (3)  --     Form of Selling Group Agreement+
           (i)        --     Not applicable
           (j)   (1)  --     Custody Agreement***
                 (2)  --     Domestic Custodian Agreement***
           (k)   (1)  --     Agreement for Stock Transfer Services**
                 (2)  --     U.S. Administration Agreement***
           (l)   (1)  --     Opinion and consent of Rogers & Wells+
                 (2)  --     Opinion and consent of Piper & Marbury L.L.P.+
           (m)        --     Report and consent of Price Waterhouse LLP+
           (n)        --     Not applicable
           (o)        --     Not applicable
           (p)        --     Form of Investment Letter**
           (q)        --     Not applicable

* Incorporated by reference to the Fund's Registration Statement on Form N-2 (File Nos. 33-62256; 811-7694) filed on May 7, 1993.
** Incorporated by reference to Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 (File Nos. 33-62256; 811-7694) filed on July 16, 1993.
*** Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (File Nos. 33-60139; 811-7694) filed on July 5, 1995.
+ Previously filed as Exhibits to the Registrant's Registration Statement on Form N2 (File No. 33-60139) on July 19, 1995.
****     Filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of November, 2001.

                                       MORGAN STANLEY EMERGING MARKETS
                                       DEBT FUND, INC.


                                       By:  /s/ Stefanie V. Chang
                                           -------------------------------
                                           Stefanie V. Chang
                                           Vice President

                                  EXHIBIT INDEX

                                                                Sequentially
     Exhibit                                                     Numbered
      Number                    Exhibit                            Page
      ------                    -------                            ----
       2(b)           Amended and Restated By-Laws




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